Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Acumen Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40551
Entity Tax Identification Number	36-4108129
Entity Address, Address Line One	1210-1220 Washington Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02465
City Area Code	617
Local Phone Number	344-4190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ABOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001576885
Amendment Flag	false